Nature of Business and Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Barter transactions:
Barter revenue	$ 1,311,000	$ 1,448,000	$ 1,363,000
Barter expense	(1,075,000)	(1,360,000)	(996,000)
Barter revenue and expense	236,000	88,000	367,000
Advertising and Marketing costs:
Advertising and marketing costs	$ 2,200,000	$ 1,300,000	$ 400,000